Trade Receivables (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade receivables [Abstract]
Receivables from other related parties (Note 20)	$ 282	$ 694
Receivables from third party customers	36,792	32,499
Total	37,074	33,193
Allowance for expected credit losses	(2,884)	(2,490)	$ (2,857)	$ (2,781)
Total trade receivables	$ 34,190	$ 30,703